                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          7

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:     $511,944
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-                      David Lee
         3.        28-4506                  Michael Marocco
         4.        28-4508                  Andrew Sandler
         5.        28-1951                  Harvey Sandler
         6.        28-                      Douglas Schimmel
         7.        28-                      Hannah Stone

         [Repeat as necessary.]


















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

                                                   Form 13F INFORMATION TABLE
                                                       September 30, 1999

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----

Adelphia Comm Corp    COM          006848105       2000    34,000  SH         SOLE         1-7        34,000  0    0
Advanced Radio
  Telecom Inc.        COM          00754U101       1263   100,000  SH         SOLE         1-7       100,000  0    0
AH Belo Corp.         COM          080555105       5475   286,300  SH         SOLE         1-7       286,300  0    0
AHT Corp.             COM          00130R103        452   155,535  SH         SOLE         1-7       155,535  0    0
AMC Entmt Inc         COM          001669100      12144   871,297  SH         SOLE         1-7       871,297  0    0
AMFM Inc              COM          001693100      41298   679,802  SH         SOLE         1-7       679,802  0    0
Arch Comm Group Inc   COM          039381108       1089   272,331  SH         SOLE         1-7       272,331  0    0
Assoc Group Cl B      COM          045651205       9030   149,100  SH         SOLE         1-7       149,100  0    0
AT&T Liberty
  Media Cl B          COM          001957307      33834   851,172  SH         SOLE         1-7       851,172  0    0
Cable & Wireless
  Comm                COM          12682P104        261     5,000  SH         SOLE         1-7         5,000  0    0
Cablevision Sys Corp  COM          12686C109       3638    50,000  SH         SOLE         1-7        50,000  0    0
CBS Corp.             COM          12490K107      10786   233,200  SH         SOLE         1-7       233,200  0    0
Central Newspapers
  Inc                 COM          154647101       7587   170,500  SH         SOLE         1-7       170,500  0    0
Century Comm Corp.    COM          156503104       3274    71,750  SH         SOLE         1-7        71,750  0    0
Chris Craft
  Industries Inc      COM          170520100       3788    67,500  SH         SOLE         1-7        67,500  0    0
Ciena Corporation     COM          171779101       1095    30,000  SH         SOLE         1-7        30,000  0    0
Cisco Systems         COM          17275R102        686    10,000  SH         SOLE         1-7        10,000  0    0
Comcast Corp          COM          200300101       2524    70,000  SH         SOLE         1-7        70,000  0    0
Cornerstone Internet
  Solutions           COM          21923C103       2130 1,032,951  SH         SOLE         1-7     1,032,951  0    0
Delta Airlines        COM          247361108       1940    40,000  SH         SOLE         1-7        40,000  0    0
Donaldson Lufkin
  and Jenrette        COM          257661108        989    25,000  SH         SOLE         1-7        25,000  0    0
Earthlink Network Inc COM          270322100        859    20,000  SH         SOLE         1-7        20,000  0    0
Eltrax Systems Inc.   COM          290375104        534   150,000  SH         SOLE         1-7       150,000  0    0
EMC Corp.             COM          268648102       1428    20,000  SH         SOLE         1-7        20,000  0    0
Emmis Broadcasting
  Corp                COM          291525103       6269    94,900  SH         SOLE         1-7        94,900  0    0
Fox Entertainment
  Group               COM          35138T107       2732   129,700  SH         SOLE         1-7       129,700  0    0
Gannett Inc           COM          364730101      12530   181,100  SH         SOLE         1-7       181,100  0    0




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

General Motors
  Class H Stock       COM          370442832       7322   127,900  SH         SOLE         1-7       127,900  0    0
Granite Broadcasting
  Corp                COM          387241102       8678   780,000  SH         SOLE         1-7       780,000  0    0
GST
  Telecommunications  COM          361942105        703   100,000  SH         SOLE         1-7       100,000  0    0
GTE Corp.             COM          362320103       9725   126,500  SH         SOLE         1-7       126,500  0    0
Homestore.com Inc.    COM          437852106        625    15,000  SH         SOLE         1-7        15,000  0    0
Infinity
  Broadcasting Corp.  COM          45662S102       4397   150,000  SH         SOLE         1-7       150,000  0    0
Inktomi Corp.         COM          457277101        600     5,000  SH         SOLE         1-7         5,000  0    0
Intermedia
  Communications Inc  COM          458801107       1011    46,500  SH         SOLE         1-7        46,500  0    0
Intl
  Telecommunications
  Data Systems        COM          46047F104       3869   458,500  SH         SOLE         1-7       458,500  0    0
Jones Intercable      COM          480206101       9936   186,600  SH         SOLE         1-7       186,600  0    0
Jones Intercable A    COM          480206200       5412   100,100  SH         SOLE         1-7       100,100  0    0
Knight Ridder Inc     COM          499040103       1513    27,500  SH         SOLE         1-7        27,500  0    0
LTV Corp.             COM          501921100        816   150,000  SH         SOLE         1-7       150,000  0    0
Macromedia            COM          556100105       4088   100,000  SH         SOLE         1-7       100,000  0    0
McClatchy Co.
  Holding Co.         COM          579489105        626    17,500  SH         SOLE         1-7        17,500  0    0
Media General Cl A    COM          584404107       6637   129,500  SH         SOLE         1-7       129,500  0    0
Medical Manager Corp. COM          58461U103        896    18,000  SH         SOLE         1-7        18,000  0    0
Millbrook Press       COM          600179105       2003   971,261  SH         SOLE         1-7       971,261  0    0
Millicom Intl
  Cellular S A        COM          L6388F102       6332   222,650  SH         SOLE         1-7       222,650  0    0
News Corp Prf'd       COM          652487802      12959   485,600  SH         SOLE         1-7       485,600  0    0
Nortel Networks Corp. COM          656568102       4600    90,200  SH         SOLE         1-7        90,200  0    0
Panamsat Corp         COM          697933109       1806    50,000  SH         SOLE         1-7        50,000  0    0
Park Place
  Entertainment Corp. COM          700690100       2519   201,500  SH         SOLE         1-7       201,500  0    0
Peirce Leahy Corp.    COM          720722107      10569   445,000  SH         SOLE         1-7       445,000  0    0
Price Comm Corp       COM          741437305      20181   805,226  SH         SOLE         1-7       805,226  0    0
Primedia Inc.         COM          74157K101       1120    80,000  SH         SOLE         1-7        80,000  0    0
Rights/Arch
  Communications      RIGHTS       039381991        298 1,591,794  SH         SOLE         1-7     1,591,794  0    0
Rogers Communications
  Inc.                COM          775109200       3931   233,800  SH         SOLE         1-7       233,800  0    0
Safeguard
  Scientifics Inc.    COM          786449108       1700    25,000  SH         SOLE         1-7        25,000  0    0
SFX Entertainment     COM          784178105      13922   454,600  SH         SOLE         1-7       454,600  0    0
Shop At Home          COM          825066301       1496   166,200  SH         SOLE         1-7       166,200  0    0
Small World Wide      COM          83168P108       2947   462,300  SH         SOLE         1-7       462,300  0    0
SportsLine USA Inc.   COM          848934105       2040    69,000  SH         SOLE         1-7        69,000  0    0
Station Casinos Inc.  COM          857689103       5882   253,000  SH         SOLE         1-7       253,000  0    0
Sun Microsystems      COM          866810104       1395    15,000  SH         SOLE         1-7        15,000  0    0
TCI Prfr'd            COM          87924V309        870     8,700  SH         SOLE         1-7         8,700  0    0
TCI Satellite Cl A    COM          872298104       2000   500,000  SH         SOLE         1-7       500,000  0    0
Telephone & Data Sys  COM          879433100     116375 1,310,350  SH         SOLE         1-7     1,310,350  0    0


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

Telewest Comm PLC     COM          879991206       6611 1,804,929  SH         SOLE         1-7     1,804,929  0    0
Telewest PLC          COM          87956P105       6886   188,663  SH         SOLE         1-7       188,663  0    0
Times Mirror Co New   COM          887364107       2962    45,000  SH         SOLE         1-7        45,000  0    0
TMP Worldwide Inc.    COM          872941109       5552    91,200  SH         SOLE         1-7        91,200  0    0
U S Cellular Corp     COM          911684108       8629   126,892  SH         SOLE         1-7       126,892  0    0
Univision
  Communications Inc. COM          914906102       8789   108,000  SH         SOLE         1-7       108,000  0    0
Verizon
  Communications      COM          92343V104       2154    32,000  SH         SOLE         1-7        32,000  0    0
Viacom Inc Cl B       COM          925524308       3186    75,400  SH         SOLE         1-7        75,400  0    0
Video Services Corp   COM          92656U107       5458 2,130,000  SH         SOLE         1-7     2,130,000  0    0
Walt Disney           COM          254687106       5148   198,000  SH         SOLE         1-7       198,000  0    0
Washington Post
  Company             COM          939640108       4539     8,900  SH         SOLE         1-7         8,900  0    0
WebLink
  Wireless Inc.       COM          94769A101        600   100,000  SH         SOLE         1-7       100,000  0    0

TOTALS                                         $511,944
                                            [thousands]

































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